                                                  Filed Pursuant to Rule 485(b)

   As filed with the Securities and Exchange Commission on October 1, 2001

                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----

               Pre-Effective Amendment No.  _____       (_____)

               Post-Effective Amendment No.  63         (  X  )
                                            -----        -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----

               Amendment No.  65                        (  X  )
                                                         -----


                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001


Name and Address of                                    Copies to:
-------------------                                    ---------
Agent for Service:
-----------------
Karl J. Ege                                            Philip H. Newman, Esq.
Secretary and General Counsel                          Goodwin, Procter & Hoar
Frank Russell Investment Management Company            Exchange Place
909 A Street                                           Boston, Massachusetts 02109
Tacoma, Washington 98402


            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

     ( X ) immediately upon filing pursuant to paragraph (b)
     (   ) on (_____________) pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)
     (   ) on (date) pursuant to paragraph (a)(1)
     (   ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
     ( X ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SSgA FUNDS

                         Form N-1A Cross Reference Sheet

            PART A ITEM NUMBER AND CAPTION                    PROSPECTUS CAPTION
1.       Front and Back Cover Pages                       Front and Back Cover Pages

2.       Risk/Return Summary:  Investments, Risks and     Investment Objectives and Principal Investment
         Performance                                      Strategies; Additional Information about the
                                                          Fund's Objectives Investment Strategies
                                                          and Risks; Principal Risks; Risk and Return

3.       Risk/Return Summary:  Fee Table                  Risk and Return

4.       Investment Objectives, Principal Strategies,     Investment Objectives and Principal Investment Strategies;
         and Related Risks                                Principal Risks;
         (a)                                              Investment Objective

         (b)                                              Investment Objectives and Principal Investment Strategies;
                                                          Portfolio Turnover; Additional Information about the Fund's Objectives,
                                                          Investment Strategies and Risks

         (c)                                              Principal Risks

5.       Management's Discussion of Fund Performance      Annual Reports to Shareholders

6.       Management, Organization and Capital Structure   Management of the Fund
         (a)(1), (2)                                      Investment Advisor

         (a)(3)                                           Not Applicable

         (b)                                              Not Applicable

7.       Shareholder Information

         (a)                                              Pricing of Fund Shares

         (b)                                              Purchase of Fund Shares

         (c)                                              Redemption of Fund Shares

         (d)                                              Dividends and Distributions

         (e)                                              Taxes

         (f)                                              Not Applicable

8.       Distribution Arrangements

         (a)                                              Fees and Expenses of the Fund

         (b)                                              Fees and Expenses of the Fund

         (c)                                              Not Applicable

9.       Financial Highlights Information                 Financial Highlights

             PART B ITEM NUMBER AND CAPTION                STATEMENT OF ADDITIONAL INFORMATION CAPTION
10.      Cover Page and Table of Contents                 Cover Page and Table of Contents

11.      Fund History                                     Fund History

12.      Description of the Fund and Its Investments      Description of the Fund and its Investment Risks
         and Risks
         (a)                                              Description of the Fund and its Investment Risks

         (b)                                              Investment Strategies; Investment Risks

         (c)                                              Investment Restrictions

         (d)                                              Temporary Defensive Position

         (e)                                              Portfolio Turnover

13.      Management of the Fund

         (a), (b), (c)                                    Board of Trustees and Officers

         (d)                                              Compensation

         (d)                                              Not Applicable

14.      Control Persons and Principal Holders of         Controlling and Principal Shareholders
         Securities
         (a), (b), (c)                                    Controlling and Principal Shareholders

15.      Investment Advisory and Other Services           Investment Advisory and Other  Services

         (a)                                              Advisor

         (b)                                              Distributor

         (c), (d)                                         Distribution and Shareholder Servicing Arrangements

         (e)                                              Not Applicable

         (f)                                              Not Applicable

         (g)                                              Distribution Plan and Shareholder Servicing
                                                          Arrangements--Distribution Plan

         (h)                                              Administrator; Transfer Agent and Custodian;
                                                          Independent Public Accountants

16.      Brokerage Allocation and Other Policies          Brokerage Practices and Commissions
         (a), (b), (c)                                    Brokerage Practices and Commissions
         (d)                                              Not Applicable

         (e)                                              Brokerage Practices and Commissions

17       Capital Stock and Other Securities               Capitalization and Voting
         (a)                                              Capitalization and Voting

         (b)                                              Not Applicable

18.      Purchase, Redemption and Pricing of Shares
         (a)                                              Pricing of Fund Shares

         (b)                                              Not Applicable

         (c)                                              Pricing of Fund Shares

         (d)                                              Not Applicable

19       Taxation of the Fund                             Taxes

20.      Underwriters
         (a)                                              Distributor

         (b), (c)                                         Not Applicable

21.      Calculation of Performance Data                  Calculation of Performance Data

22.      Financial Statements                             Financial Statements


Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430





                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 1-800-997-7327
                                www.ssgafunds.com


                           MSCI(R) EAFE(R) INDEX FUND



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE AND COMPLETE, NOR APPROVED OR DISAPPROVED OF THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The SSgA MSCI EAFE Index Fund seeks to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index.





                      PROSPECTUS DATED October 1, 2001

                                TABLE OF CONTENTS


INVESTMENT STRATEGIES AND PRINCIPAL RISKS..........................................................................................3

   INVESTMENT OBJECTIVE............................................................................................................3
   PRINCIPAL INVESTMENT STRATEGIES.................................................................................................3
   PRINCIPAL RISKS OF INVESTING IN THE FUND........................................................................................4
   RISK AND RETURN.................................................................................................................4

FEES AND EXPENSES OF THE FUND......................................................................................................5


MANAGEMENT OF THE FUND.............................................................................................................6


ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS................................................6


SHAREHOLDER INFORMATION............................................................................................................9

   PURCHASE OF FUND SHARES.........................................................................................................9
   REDEMPTION OF FUND SHARES......................................................................................................11
   DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS...................................................................13
   PRICING OF FUND SHARES.........................................................................................................13
   DIVIDENDS AND DISTRIBUTIONS....................................................................................................14
   TAXES..........................................................................................................................14

INFORMATION ABOUT MORGAN STANLEY CAPITAL INTERNATIONAL............................................................................16


ADDITIONAL INFORMATION ABOUT THE FUND.............................................................................................18

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE


The fund's nonfundamental investment objective is to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "Index" or "MSCI(R) EAFE(R) Index"). The fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the fund.

The fund is a diversified company under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund may be changed by the fund's trustees without shareholder approval as defined in the 1940 Act.

PRINCIPAL INVESTMENT STRATEGIES


The fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the MSCI(R) EAFE(R) Index. The MSCI(R) EAFE(R) Index is a well-known international stock market index that includes approximately 1,000 securities listed on the stock exchanges of 20 developed market countries (but not the United States). SSgA Funds Management, Inc., the fund's advisor (the Advisor), seeks a correlation of .95, before expenses, or better between the fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The fund may attempt to meet its objective by investing substantially all of its assets in the State Street MSCI(R) EAFE(R) Index Portfolio (the "Master Fund"), a registered investment company also advised by the Advisor, with substantially the same investment objective, policies and restrictions as the fund. This investment approach is commonly referred to as a master/feeder structure.
The Master Fund has been in existence since February 16, 2000.

In this structure, the fund will be a "feeder" fund that invests exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving cash or securities in exchange for its interest in the master portfolio. The fund's trustees would then consider whether the fund should have the Advisor run the same strategy outside of the Master/Feeder structure, hire its own investment advisor, invest in a different master portfolio, or take other action. The fund (either on its own or as part of a master/feeder structure) intends to invest in all of the stocks comprising the MSCI(R) EAFE(R) Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the fund may purchase a sample of stocks in the Index in proportions expected by the Advisor to replicate generally the performance of the Index as a whole.

In addition, from time to time, stocks are added to or removed from the Index. The fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the fund might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the fund. The fund may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

It is anticipated that the correlation of the fund's performance to that of the Index will increase as the size of the fund increases. The fund's ability to achieve significant correlation between fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares. The Advisor will monitor such correlation. Should the fund fail to achieve an appropriate level of correlation, the Advisor will report to the Board of Trustees, which will consider alternative arrangements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment in the fund, like any investment, has risks. Fund shares will rise and fall in value and there is a risk you could lose money by investing in the fund. There can be no assurance that the fund will achieve its objective. An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENTS IN OTHER INVESTMENT COMPANY FUNDS. Currently the investments of the fund are concentrated in the shares of another investment company with substantially the same investment objectives, policies and restrictions as the fund. In that case, the fund's investment performance is directly related to the investment performance of the Master Fund. The ability of the fund to meet its investment objective is directly related to the ability of the Master Fund to meet its objective. There can be no assurance that the investment objective of the fund or the Master Fund will be achieved.

AFFILIATED PERSONS. The Advisor serves as the investment advisor of the Master Fund. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the fund and the Master Fund. The trustees believe they have structured the Master Fund to avoid these concerns. If a situation arises that may result in a conflict, the trustees and officers of the fund will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

INTERNATIONAL SECURITIES. A fund's return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Foreign markets, economies and political systems may be less stable than US markets, and changes in exchange rates of foreign currencies can affect the value of a fund's foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the US and there may be less public information available about foreign companies.

TRACKING MODELS. The success of the fund's principal investment strategy depends on the Advisor's skill in designing and using its model to track the MSCI(R) EAFE(R) Index. The fund is not managed according to traditional methods of "active" investment management. Instead, the fund attempts to match the investment performance of its benchmark index, before expenses, through automated statistical analytic procedures.

DERIVATIVES. There are certain investment risks in using derivatives, such as futures contracts, options on futures, interest rate swaps and structured notes, as a hedging technique. If a fund incorrectly forecasts interest rates in using derivatives, a fund could lose money. Price movements of a futures contract, option or structured notes may not be identical to price movements of portfolio securities or a securities index, resulting in the risk that, when a fund buys a futures contract or option as a hedge, the hedge may not be completely effective. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

MANAGEMENT STRATEGY RISK. The risk that a strategy used by the Advisor may fail to produce the intended results.

MARKET RISK. The risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

INDEX CORRELATION. The fund's ability to achieve significant correlation between fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares. The fund's management team will monitor correlation. Should the fund fail to achieve an appropriate level of correlation, the Advisor will report to the Board of Trustees, which will consider alternative arrangements.

RISK AND RETURN

The MSCI EAFE Index Fund has not been in existence for a full calendar year. Therefore, performance information is not available. This fund became effective on October 1, 2001.

                          FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
      Maximum Sales Charge (Load) Imposed on Purchases                   None
      Maximum Deferred Sales Charge (Load)                               None
      Maximum Sales Charge (Load) Imposed on Reinvested
         Dividends or Other Distributions                                None
      Redemption Fee*                                                       2%
      Exchange Fee                                                       None
      Maximum Account Fee                                                None

*Redemptions (including exchanges) of shares of the fund and executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid to the fund. Shareholders participating in omnibus account arrangements will be charged the fee by their omnibus account provider. Redemption of shares acquired as result of reinvesting distributions are not subject to the redemption fee.


ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      Management Fee(1)                                                      .15%
      Distribution and Service (12b-1) Fees (2)                              .08
      Other Expenses(3)                                                      .17
                                                                             ---
      Total Annual Fund Operating Expenses4                                  .40%
                                                                             ====

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE 2% REDEMPTION FEE DOES NOT APPLY IN THE EXAMPLE. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

1 YEAR                 3 YEARS               5 YEARS                10 YEARS

  $41                   $128                  $224                   $505
  ===                   ====                  ====                   ====

-----------------------------------

(1) The Management Fee represents the fee for advisory, custody, transfer agency and administration services that is paid by the Master Fund to the Advisor.

(2) The ratio includes .05.% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(3) Other Expenses includes an annual licensing fee of .05% for the use of the name MSCI(R) EAFE(R) Index.

(4) Total Annual Fund Operating Expenses and the Example reflect the expenses of both the fund and the Master Fund.

Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


                             MANAGEMENT OF THE FUND


INVESTMENT ADVISOR. SSgA Funds Management, Inc., Two International Place, Boston, Massachusetts 02110, serves as the investment advisor for each fund and directs the investment of each fund in accordance with the fund's investment objective, policies and restrictions (the Advisor).

The Advisor is registered with the Securities and Exchange Commission as an investment advisor under the 1940 Act and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor, State Street Bank and Trust Company ("State Street") and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street. With over $605 billion under management as of September 1, 2001, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. State Street, a 200-year old pioneer and leader in the world of financial services, is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds.

The fund has entered into an investment advisory agreement with the Advisor pursuant to which the Advisor would manage the fund's assets directly in the event that the fund were to cease investing substantially all of its assets in the Master Fund. The Advisor does not receive any fees from the fund under the agreement so long as the fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

Adele Kohler, CFA, Principal, is the portfolio manager primarily responsible for investment decisions regarding the fund. Ms. Kohler joined the firm in 1994. She is currently responsible for portfolio management, research, and product development. She also acts as a liaison between the global structured products group and other areas at SSgA promoting investment education and communication. Prior to joining SSgA, Ms. Kohler worked in State Street Corporation's Mutual Fund division. Ms. Kohler holds a BA in Economics from Smith College. She is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management and Research (AIMR), and the Institute of Chartered Financial Analysts. Ms. Kohler was also an instructor for the Boston Security Analyst Society CFA Level III review course from 1998-2000.There are two other members of the team who assist Ms. Kohler with the management of the fund.

                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS


The investment objective of the fund may be changed by the fund's trustees without shareholder approval. The investment policies described below reflect the fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below. There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

MSCI EAFE INDEX. The fund attempts to replicate the return of the MSCI(R) EAFE Index(R) and invests (either on its own or as a part of a master/feeder structure) in all stocks in the Index. The MSCI(R) EAFE(R) Index is an arithmetic, capitalization-weighted average of the performance of approximately 1000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." Although the list of developed markets may change over time, at the date of this prospectus, these countries included: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The designation of a market as "developed," by MSCI(R), arises from several factors, the most common of which is minimum GDP per capita. The MSCI(R) EAFE(R) Index is structured to represent the opportunities available to an international investor in developed markets. Currently, MSCI(R) targets 85% of the available market capitalization of each country for inclusion in the Index. Securities selected by MSCI(R) for inclusion in the Index must have acceptable levels of liquidity and free float. MSCI(R) also avoids inclusion of companies which have a significant ownership stake in another company since substantial cross-ownership can skew industry weights, distort country-level valuations and overstate a county's true market size. The inclusion of a stock in the MSCI(R) EAFE(R) Index in no way implies that MSCI(R) believes the stock to be an attractive investment, nor is MSCI(R) a sponsor or in any way affiliated with the fund. The MSCI(R) Index(R) is the exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the fund.

REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the fund receives securities as collateral. Under a repurchase agreement, a fund purchases securities from a financial institution that agrees to repurchase the securities at the fund's original purchase price plus interest within a specified time (normally one business day). The fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Advisor will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a fund's shareholders.

REVERSE REPURCHASE AGREEMENTS. The fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the fund provides securities as collateral. Under a reverse repurchase agreement, the fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the fund's ability to reacquire the underlying securities. Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage a fund.

ILLIQUID SECURITIES. The fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

TOTAL RATE OF RETURN SWAPS. The fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. The Advisor will cause the fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the fund's repurchase agreement guidelines.

FOREIGN CURRENCY TRANSACTIONS. The fund may engage in foreign currency transactions as described below. The US dollar value of assets held by the fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. The fund will engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, through forward and futures contracts to purchase or sell foreign currencies or by purchasing and writing put and call options on foreign currencies. The fund may purchase and write these contracts for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire.

A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date upon which the parties enter the contract, at a price set at the time the contract is made. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Foreign currency futures contracts are traded on exchanges and are subject to procedures and regulations applicable to other futures contracts. Forward foreign currency exchange contracts and foreign currency futures contracts may protect the fund from uncertainty in foreign currency exchange rates, and may also limit potential gains from favorable changes in such rates.

Put and call options on foreign currencies are traded on securities exchanges, in the over-the-counter market, and privately among major recognized dealers in such options. The fund may purchase and write these options for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be offset in whole or in part by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be offset in whole or in part by writing calls or purchasing puts on that foreign currency. However, certain currency rate fluctuations would cause the option to expire unexercised, and thereby cause the fund to lose the premium it paid and its transaction costs.

FUTURES CONTRACTS AND OPTIONS ON FUTURES. To equitize cash or for purposes of hedging the fund's other investments, the fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The fund may also purchase futures and options if cheaper than the underlying stocks.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Stock index futures may be used by the funds to invest all cash and cash equivalents so that the funds may remain fully invested in the equity market. This will enable the funds to facilitate demand for same day redemptions. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that a fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, a fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

A fund's transactions, if any, in options, futures, options on futures and equity swaps involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

OPTIONS ON SECURITIES AND SECURITIES INDICES. The fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the fund's total assets. Further, the fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the fund's total assets.

The fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

SECURITIES LENDING. The fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending it securities, the fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the fund.

AMERICAN DEPOSITORY RECEIPTS (ADRS) AND EUROPEAN DEPOSITORY RECEIPTS (EDRS). The common stocks the fund may invest in include American Depository Receipts (ADRs) and European Depository Receipts (EDRs) . Generally, ADRs, in registered form, are designed for use in the US securities markets and EDRs are issued for trading primarily in European securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers, such as less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investment in such securities. For purposes of the fund's investment policies, the fund's investment in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

The ADRs and EDRs chosen for investment by the fund will be constituents of the MSCI EAFE Index.

CASH MANAGEMENT. If permitted by applicable exemptive orders or rulings, the fund may invest cash assets in shares of an affiliated mutual fund including but not limited to the SSgA Money Market Fund.

CASH RESERVES. For defensive purposes, the fund may temporarily invest, without limitation, in short-term fixed income securities. High quality, investment-grade securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. This strategy may cause the fund's return to decline as well.

INTERFUND LENDING. The SSgA Funds has been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.


                             SHAREHOLDER INFORMATION


PURCHASE OF FUND SHARES


DISTRIBUTION AND ELIGIBLE INVESTORS. Shares of the funds are offered without a sales commission by Russell Fund Distributors, Inc. (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS AND ACCOUNT BALANCE. The fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the account (other than IRA accounts) may be subject to redemption at the fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value (NAV) next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. If you are purchasing fund assets through a pension or other participation plan, you should contact your plan administrator for further information on purchases. The fund reserves the right to reject any purchase order.

PURCHASE DATES AND TIMES. Fund shares may be purchased on any business day. A business day is one on which the New York Stock Exchange is open for regular trading. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for fund shares by check or by wire transfer must be received by the Transfer Agent prior to the close of the regular trading session of the New York Stock Exchange, which is ordinarily 4 p.m. Eastern time (the "Pricing Time"), to be effective on the date received. If an order or payment is received after the Pricing Time, the order will be effective on the next business day. Orders placed through a servicing agent or broker-dealer that has a selling or servicing agreement with the Distributor or the SSgA Funds must be received by the servicing agent or broker-dealer prior to the Pricing Time.

ORDER AND PAYMENT PROCEDURES. There are several ways to invest in the funds. The funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the Distributor or the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at 1-800-647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

MAIL. For new accounts, please mail the completed Application and check. Additional investments should also be made by check. You must include the fund name and account number on your check, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds or State Street Bank (as the Funds' Transfer Agent). If using a servicing agent or broker-dealer, please verify with them the proper address or instructions required before writing and mailing your check. All purchase requests should be mailed to one of the following addresses:


         REGULAR MAIL:                               REGISTERED, EXPRESS OR CERTIFIED MAIL:

         SSgA Funds                                  SSgA Funds
         P.O. Box 8317                               66 Brooks Drive
         Boston, MA  02266-8317                      Braintree, MA  02184

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.

TELEPHONE EXCHANGE AND SYSTEMATIC EXCHANGE. Subject to satisfying the minimum investment requirement, investors may have $100 or more of their fund shares exchanged for shares of any other SSgA Fund. There is no charge for this service. To use this option, contact the Customer Service Department at 1-800-647-7327. For telephone exchanges, shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. For systematic exchanges, you can choose the date, the frequency (monthly, quarterly or annually) and the amount. If the shares of the fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder. Please contact your tax advisor.

Management believes that market timing strategies may be disruptive to the fund. For this reason, the Investment Company reserves the right to refuse or restrict an exchange by any person if the Investment Company reasonably believes that an exchange is part of a market timing strategy and that the fund may be adversely affected by the exchange. Although the Investment Company will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Of course, your right to redeem shares would be unaffected by these restrictions.

Each fund reserves the right to terminate or modify the exchange privilege in the future.

FEDERAL FUNDS WIRE. You may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time, and stating: (a) your account registration number, address and social security or tax identification number; (b) the name of the fund in which the investment is to be made and the account number; and (c) the exact amount being wired.

2.       Instructing the wiring bank to wire federal funds to:

                  State Street Bank and Trust Company
                  225 Franklin Street, Boston, MA 02110
                  ABA #0110-0002-8
                  DDA #9904-631-0
                  SSgA (Name of Fund) Fund(s)
                  Account Number and Registration
                  Dollar Amount Per Account (if one wire is to cover more than one purchase)

If all wires, checks and transfers are not identified properly as instructed above, the Transfer Agent may delay, reject and/or incorrectly apply the settlement of your purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

AUTOMATIC INVESTMENT PLAN. Once the initial investment has been made, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit through Automatic Clearing House (ACH) by debiting your bank checking account. Please complete the appropriate section of the Application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at 1-800-647-7327 prior to 3 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

THIRD PARTY TRANSACTIONS. If you are purchasing fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

IN-KIND EXCHANGE OF SECURITIES. The fund may, at its discretion, permit you to purchase shares through the exchange of other securities you own. Any securities exchanged must meet the following criteria:

1. The investment objective, policies and limitations must match that of the fund;

2.      They must have a readily ascertainable market value;

3.      They must be liquid;

4.      They must not be subject to restrictions on resale; and

5. The market value of any securities exchanged, plus any cash, must be at least $25 million; the fund reserves the right to make exceptions to this minimum or to increase the minimum at its discretion.

Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--within 3 business days following the date of the exchange.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the fund will be valued in the same manner as the fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the fund, along with the securities.

REDEMPTION OF FUND SHARES


Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to your address of record. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a domestic commercial bank that is a member of the Federal Reserve System. Although the Investment Company does not currently charge a fee for this service, the Investment Company reserves the right to charge a fee for the cost of wire-transferred redemptions and does not provide wire transfer service for redemption proceeds of less than $1,000. If you purchased fund shares by check or an automatic investment program (AIP) and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the fund will generally postpone sending redemption proceeds until it can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

Redemption requests must be received prior to 4 p.m. Eastern time in order to be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4 p.m. Eastern time may transmit the request to the Transfer Agent by 9 a.m. Eastern time the next business day to receive the net asset value and dividend as of the prior business day, pursuant to a duly executed Shareholder Servicing Agreement with the SSgA Funds or the Distributor.

Redemptions (including exchanges) of shares of the fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid to the fund. Shareholders participating in omnibus account arrangements will be charges the fee by their omnibus account provider. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee.

TELEPHONE REDEMPTION. Shareholders may normally redeem fund shares by telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the fund, the Distributor nor the Transfer Agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to your address of record. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing. Please see "Redemption Requests in Writing." To the extent the Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. The fund, the Distributor or the Transfer Agent will be responsible for the authenticity of terminal access instructions only if it acts with willful misfeasance, bad faith or gross negligence.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS GIVING INSTRUCTIONS BY PHONE MAY ENCOUNTER DELAYS.

REDEMPTION PROCEEDS BY WIRE. Proceeds exceeding $1,000 may be sent via wire transfer to your bank as previously indicated on your application or letter of instruction in good order. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the fund does not charge a fee for this feature, your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature. If bank instructions are not indicated on the account, a signature guaranteed letter of instruction is required to add the bank information to send proceeds via wire.

REDEMPTION PROCEEDS BY CHECK. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price. All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing. Please follow instructions under "Redemption Requests in Writing" or "Redemptions by Wire."

REDEMPTION REQUESTS IN WRITING. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A written request for redemption with a signature guarantee will be required if:

1.       Your address of record has changed within the past 60 days;

2.       You are redeeming more than $50,000 worth of shares;

3. You are requesting that a payment be sent to an address other than the address of record; or

4. You are requesting that a payment be made payable to persons other than the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1. A broker or securities dealer, registered with a domestic stock exchange;

2.       A federal savings, cooperative or other type of bank;

3.       A savings and loan or other thrift institution;

4.       A credit union; or

5.       A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A notary public cannot provide a signature guarantee.



          SELLER                           REQUIREMENTS FOR WRITTEN REQUESTS

          Owner of individual, joint,    o       Letter of instruction, signed by all persons
          sole proprietorship,                   authorized to sign for the account stating general
          UGMA/UTMA (custodial                   titles/capacity, exactly as the account is
          accounts for minors) or                registered; and
          general partner accounts
                                         o       Signature guarantee, if applicable (see above).

          ---------------------------------------------------------------------------------------------
          Owners of corporate or         o       Letter of instruction signed by authorized
          association accounts                   person(s), stating capacity as indicated by the
                                                 corporate resolution;

                                         o       Corporate resolution, certified within the past
                                                 90

          ---------------------------------------------------------------------------------------------
                                                 days; and

                                         o       Signature guarantee, if applicable (see above).

          ---------------------------------------------------------------------------------------------
          Owners or trustees of trust    o       Letter of instruction, signed by all trustees;
          accounts
                                         o       If the trustees are not named in the
                                                 registration, please provide a copy of the trust
                                                 document certified within the past 60 days; and

                                         o       Signature guarantee, if applicable (see above).

          ---------------------------------------------------------------------------------------------
          Joint tenancy shareholders     o       Letter of instruction signed by surviving
          whose co-tenants are deceased          tenant(s);

                                         o       Certified copy of the death certificate; and

                                         o       Signature guarantee, if applicable (see above).



Please contact the Customer Service Department at 1-800-647-7327 for questions and further instructions.

IN-KIND REDEMPTIONS. The fund may pay any portion of the redemption amount in excess of $25 million by a distribution in kind of readily marketable securities from the portfolio of the fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

SYSTEMATIC WITHDRAWAL PLAN BY CHECK. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

SYSTEMATIC WITHDRAWAL PLAN BY ACH. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application. You must also attach a voided check to code your account with the correct wire instructions. This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000. Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

EMERGENCY CONDITIONS. The fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS


The fund has adopted a distribution plan pursuant to Rule 12b-1 (the Plan) under the 1940 Act. The Plan allows the fund to pay distribution and other fees for the sale and distribution of fund shares and for services provided to shareholders. Because these fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor, as well as payments from the fund to service organizations providing shareholder services to the fund, are not permitted by the Plan to exceed .25% of a fund's average net asset value per year. Any payments that are required to be made to the Distributor or service organization that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.

Service organizations providing shareholder services to the fund will be responsible for prompt transmission of purchase and redemption orders and may charge you a fee for their services.

PRICING OF FUND SHARES


The fund determines the price per share once each business day at 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier. Pricing does not occur on Exchange holidays. The price is computed by dividing the current value of the fund's assets, less its liabilities, by the number of shares of the fund outstanding and rounding to the nearest cent.

The fund values portfolio securities at market value. The fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value.

DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare and pay dividends on shares of the fund annually from net investment income. Distributions will be made at least annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless you have elected to receive them in cash. You may make this election by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver fund mailings to you, or if a check remains uncashed for at least six months, the cash election will be changed automatically. Future dividends and other distributions will be reinvested in additional shares of the relevant fund until you notify the SSgA Funds in writing of the correct address. You must also request in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the relevant fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the fund shortly after a purchase of shares will reduce the per share net asset value of the fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.

DISTRIBUTION OPTION. You can choose from four different distribution options as indicated on the Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

If the cash option is selected and you chose a wire or direct deposit (ACH), the distribution will be sent to a pre-designated bank by the payable date. If you chose cash option and requested a check, the check will be mailed to you.

TAXES


Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

The fund's distributions, whether received as cash or reinvested in additional shares of the fund, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling (including an exchange of) your fund shares is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.

You will be notified after each calendar year of the amount of income dividends and net capital gains distributed. You will also be advised of the percentage, if any, of the dividends by the fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

Foreign shareholders invested in any SSgA Fund should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The tax discussion in this prospectus is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax advisor.

FOREIGN INCOME TAXES. Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the fund in advance since the amount of the assets to be invested within various countries is not known.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

If more than 50% in value of a fund's total assets at the close of any taxable year consists of securities of foreign corporations, the fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the fund. The fund may be subject to certain holding requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made, you would include in your gross income both dividends received from the fund and foreign income taxes paid by the fund. You would be entitled to treat the foreign income taxes withheld as a credit against your United States federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as a deduction from gross income in computing taxable income rather than as a tax credit. It is anticipated that the fund will qualify to make the Foreign Election; however, the fund cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.

             INFORMATION ABOUT MORGAN STANLEY CAPITAL INTERNATIONAL


This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund or this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                              SSgA Yield Plus Fund

                             SSgA Intermediate Fund

                              SSgA Bond Market Fund

                            SSgA High Yield Bond Fund

                       SSgA Intermediate Municipal Bond Fund

                           SSgA Growth and Income Fund

                             SSgA S&P 500 Index Fund

                          SSgA Disciplined Equity Fund

                               SSgA Small Cap Fund

                            SSgA Special Equity Fund

                         SSgA Tuckerman Active REIT Fund

                           SSgA Aggressive Equity Fund

                              SSgA IAM SHARES Fund

                           SSgA Emerging Markets Fund

                     SSgA International Stock Selection Fund

                  SSgA International Growth Opportunities Fund

                         SSgA MSCI(R) EAFE(R) Index Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                      ADDITIONAL INFORMATION ABOUT THE FUND


A Statement of Additional Information (SAI) includes additional information about the fund. The SAI is incorporated into this Prospectus by reference and is available, without charge, upon request. To request an SAI, other information about the fund or to make any shareholder inquiry, please contact the fund at:



                         Russell Fund Distributors, Inc.

                             One International Place

                           Boston, Massachusetts 02110

                                 1-800-997-7327



You can review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Reports and other information about the fund are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-6009. You may also access the SSgA Funds' website at www.ssgafunds.com.

SSgA Funds' Investment Company Act File No.  811-5430

                                                  Filed pursuant to Rule 485(b)
                                                  File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 1-800-997-7327
                                www.ssgafunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                           MSCI(R) EAFE(R) INDEX FUND

                               October 1, 2001


This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated October 1, 2001. You may obtain a copy of the prospectus by calling 1-800-647-7327.

                                TABLE OF CONTENTS

FUND HISTORY.......................................................................................................................3


DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS...................................................................................3

   INVESTMENT STRATEGIES...........................................................................................................3
   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES............................................................................4
   INVESTMENT RESTRICTIONS.........................................................................................................7
   PORTFOLIO TURNOVER..............................................................................................................8

MANAGEMENT OF THE FUND.............................................................................................................8

   BOARD OF TRUSTEES AND OFFICERS..................................................................................................8
   COMPENSATION...................................................................................................................10

INVESTMENT ADVISORY AND OTHER SERVICES............................................................................................13

   ADVISOR........................................................................................................................13
   ADMINISTRATOR..................................................................................................................14
   CUSTODIAN AND TRANSFER AGENT...................................................................................................15
   DISTRIBUTOR....................................................................................................................15
   DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS.......................................................................15
   INDEPENDENT ACCOUNTANTS........................................................................................................16
   LEGAL COUNSEL..................................................................................................................16

BROKERAGE PRACTICES AND COMMISSIONS...............................................................................................16


PRICING OF FUND SHARES............................................................................................................17


TAXES.............................................................................................................................18


CALCULATION OF PERFORMANCE DATA...................................................................................................19


ADDITIONAL INFORMATION............................................................................................................19

   SHAREHOLDER MEETINGS...........................................................................................................19
   CAPITALIZATION AND VOTING......................................................................................................19
   FEDERAL LAW AFFECTING STATE STREET.............................................................................................20
   PROXY VOTING POLICY............................................................................................................20

FINANCIAL STATEMENTS..............................................................................................................20

                                       2

                                  FUND HISTORY


SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. The SSgA Funds was formerly known as The Seven Seas Series Fund. The name change took effect on December 27, 1996.




                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS


The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified(1), in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.



INVESTMENT STRATEGIES


To the extent consistent with its investment objective and restrictions, the fund may invest in the following instruments and use the following investment techniques:

US GOVERNMENT OBLIGATIONS. The types of US Government obligations in which the fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The fund may purchase US Government obligations on a forward commitment basis.

REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a fund and agree to repurchase the securities at the fund's cost plus interest within a specified time (normally one day). The securities purchased by each fund have a total value in excess of the purchase price paid by the fund and are held by the Custodian until repurchased. Repurchase agreements assist the fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by the Advisor.

REVERSE REPURCHASE AGREEMENTS. The fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the fund.

----------------------------------
(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable.

FORWARD COMMITMENTS. The fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the fund's ability to manage its investment portfolio and meet redemption requests. A fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

WHEN-ISSUED TRANSACTIONS. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the fund. The fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the fund's net asset value.

When payment for when-issued securities is due, the fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

INTERFUND LENDING. The SSgA Funds has been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES


The fund may seek to hedge against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the prospectus and below), the Advisor believes that, because the fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the fund will not subject the fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the fund is intended to reduce the volatility of the net asset value of the fund's shares, the fund's net asset value will nevertheless fluctuate. There can be no assurance that the fund's hedging transactions will be effective.

HEDGING FOREIGN CURRENCY RISK. The fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

The fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. The fund will not enter into a position hedging commitment if, as a result thereof, the fund would have more than 10% of the value of its assets committed to such contracts. The fund will not enter into a forward contract with a term of more than one year.

In addition to the forward exchange contracts, the fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks.

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on futures exchanges. The fund will not speculate in foreign security or currency options or futures or related options. The fund will not hedge a currency substantially in excess of: (1) the market value of securities denominated in such currency that the fund has committed to purchase or anticipates purchasing; or (2) in the case of securities that have been sold by the fund but not yet delivered, the proceeds thereof in their denominated currency. The fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

WRITING COVERED CALL OPTIONS. The fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the fund's ability to sell the underlying security will be limited while the option is in effect unless the fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS. The fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The fund may write put options as an alternative to purchasing actual securities. If security prices rise, the fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the fund would expect to suffer a loss. This loss should be less than the loss the fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS. The fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The fund will not purchase put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

PURCHASING CALL OPTIONS. The fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The fund will purchase call options only in connection with "closing purchase transactions." The fund will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

INTEREST RATE AND FINANCIAL FUTURES OPTIONS. The fund may invest in interest rate futures contracts, foreign currency futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments and foreign currencies.

Each fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

As long as required by regulatory authorities, each fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the fund's securities or the price of the securities which the fund intends to purchase. Additionally, a fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

A fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A fund will enter into a futures contract only if the contract is "covered" or if the fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A fund will write a call or put option on a futures contract only if the option is "covered."

RISK FACTORS IN OPTIONS, FUTURES, FORWARD AND CURRENCY TRANSACTIONS. The use of options and futures transactions to hedge the fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a fund's ability to effectively hedge its portfolio. There is also the risk of loss by a fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

INVESTMENT RESTRICTIONS


The fund is subject to the following fundamental investment restrictions, which cannot be changed without a vote of a majority of the fund's shareholders. A majority of the outstanding voting securities is defined in the Investment Company Act of 1940, as amended (the 1940 Act) as the lesser of (i) 67% or more of the voting securities present at the meeting of the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities. Unless otherwise noted, these restrictions apply at the time an investment is made. The fund may not:

1. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

9. Issue any class of securities which is senior to the fund's beneficial interests, to the extent prohibited by the 1940 Act.

In addition, it is contrary to the fund's present policy which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Board of Trustees of the Investment Company (or the person designated by the trustees of the Investment Company to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in
(a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the prospectus with respect to the fund, the other investment policies described in this SAI or in the prospectus are not fundamental and may be changed by approval of the trustees.


PORTFOLIO TURNOVER


Generally, securities are purchased for the fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the fund's investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded. A high turnover rate (over 100%) will: (1): increase transactions expenses which will adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.




                             MANAGEMENT OF THE FUND


BOARD OF TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA funds (see the section called "Investment Advisory and Other Services."). Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

The following lists the SSgA Funds' trustees and officers, mailing addresses and ages, positions with the SSgA funds and present and principal occupations during the past five years.


 NAME, ADDRESS AND AGE             POSITION(S) WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                   SSGA FUNDS

---------------------------------- ---------------------- ----------------------------------------------------------------
 Lynn L. Anderson                  Trustee (Interested    |-|  Vice Chairman, Frank Russell Company;
 909 A Street                      Person of the SSgA     |-|  Chairman of the Board and Chief Executive Officer,
 Tacoma, WA  98402                 funds as defined in         Frank Russell Investment Management Company and Russell
 Age 61                            the 1940 Act),              Fund Distributors, Inc.;
                                   Chairman of the        |-|  Chairman of the Board, Frank Russell Trust Company;
                                   Board and President    |-|  Trustee, President and Chief Executive Officer, Frank
                                                               Russell Investment Company and Russell Insurance Funds;
                                                               and

                                                          |-|  Director, Russell Insurance Agency, Inc., Frank Russell
                                                               Investments (Ireland) Limited, Frank Russell Investment
                                                               Company plc; Frank Russell Institutional Funds plc, Frank
                                                               Russell Qualifying Investor Fund, and Frank Russell
                                                               Investments (Cayman) Ltd.

---------------------------------- ---------------------- ----------------------------------------------------------------
 William L. Marshall                Trustee               |-|  Chief Executive Officer and President, Wm. L.
 33 West Court Street                                          Marshall Associates, Inc., Wm. L. Marshall Companies,
 Doylestown, PA 18901                                          Inc. and the Marshall Financial Group (a registered
 Age 58                                                        investment advisor and provider of financial and related
                                                               consulting services);
                                                          |-|  Certified Financial Planner and Member, Institute of
                                                               Certified Financial Planners; and
                                                          |-|  Registered Representative for Securities with FSC
                                                               Securities Corp., Marietta, Georgia.

---------------------------------- ---------------------- ----------------------------------------------------------------
 Steven J. Mastrovich               Trustee               |-|  September 2000 to Present, Global Head of Structured
 522 5th Avenue                                                Real Estate, J.P. Morgan Investment Management
 New York, NY  10036                                      |-|  January 2000 to September 2000, Managing Director,
 Age 44                                                        HSBC Securities (USA) Inc.
                                                          |-|  From 1998 to 2000, President, Key Global Capital,
                                                               Inc.;
                                                          |-|  From 1997 to 1998, Partner, Squire, Sanders & Dempsey
                                                               (law firm); and
                                                          |-|  From 1994 to 1997, Partner, Brown, Rudnick, Freed &
                                                               Gesmer (law firm).

---------------------------------- ---------------------- ----------------------------------------------------------------
 Patrick J. Riley                   Trustee               |-|  Partner, Riley, Burke & Donahue, L.L.P. (law firm).
 One Corporate Place
 55 Ferncroft Road
 Danvers, MA  01923
 Age 52

---------------------------------- ---------------------- ----------------------------------------------------------------
 Richard D. Shirk                   Trustee               |-|  1996 to Present, Chairman, Cerulean Companies, Inc.;
 Cerulean Companies, Inc.                                 |-|  1992 to March 2001, President and Chief Executive
 P.O. Box 16905                                                Officer, Blue Cross/Blue Shield of Georgia;
 Atlanta, GA  16905                                       |-|  1993 to Present, Chairman and Board Member, Georgia
 Age 55                                                        Caring for Children Foundation (private foundation); and
                                                          |-|  1998 to Present, Board Member, Healthcare Georgia

                                       9



                                                               Foundation (private foundation)

---------------------------------- ---------------------- ----------------------------------------------------------------
 Bruce D. Taber                     Trustee               |-|  Consultant, Computer Simulation, General Electric
 26 Round Top Road                                             Industrial Control Systems.
 Boxford, MA  01921
 Age 57

---------------------------------- ---------------------- ----------------------------------------------------------------
 Henry W. Todd                      Trustee               |-|  Chairman, A.M. Todd Group, Inc.
 111 Commerce Drive                                       |-|  President and Director, Zink & Triest Co., Inc.
 Montgomeryville, PA  18936                                    (dealer in vanilla flavor materials); and
 Age 53                                                   |-|  Director, Executive Vice President, Flavorite
                                                               Laboratories.
---------------------------------- ---------------------- ----------------------------------------------------------------
 J. David Griswold                  Vice President and    |-|  Assistant Secretary and Associate General Counsel,
 909 A Street                       Secretary                  Frank Russell Investment Management Company, Frank
 Tacoma, WA  98402                                             Russell Capital Inc., Frank Russell Company and Frank
 Age 43                                                        Russell Investments (Delaware), Inc.;
                                                          |-|  President and Associate General Counsel, Russell Fund
                                                               Distributors, Inc.
                                                          |-|  Director, Secretary and Associate General Counsel,
                                                               Frank Russell Securities, Inc.;
                                                          |-|  Secretary, Frank Russell Canada Limited/Limitee.

---------------------------------- ---------------------- ----------------------------------------------------------------
 Mark E. Swanson                    Treasurer and         |-|  Director - Funds Administration, Frank Russell
 909 A Street                       Principal Accounting       Investment Management Company and Frank Russell Trust
 Tacoma, WA  98402                  Officer                    Company; and
 Age 37                                                   |-|  Treasurer and Chief Accounting Officer, Frank Russell
                                                               Investment Company and Russell Insurance Funds.
---------------------------------- ---------------------- ----------------------------------------------------------------

COMPENSATION


Trustees who are not officers or employees of Frank Russell Investment Management Company, SSgA Funds Management, Inc. or their affiliates are paid $63,000 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. The Investment Company's officers and employees are compensated by the Administrator or its affiliates.


          ----------------------------------------- ---------------------------------------

          NAME OF SSgA FUND                         AMOUNT OF TOTAL ANNUAL TRUSTEE
                                                    COMPENSATION (INCLUDING OUT OF POCKET
                                                    EXPENSES) ATTRIBUTABLE TO EACH FUND
                                                    FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                    2000
          ----------------------------------------- ---------------------------------------
           Money Market                                          $141,408
          ----------------------------------------- ---------------------------------------
           US Government Money Market                              25,271
          ----------------------------------------- ---------------------------------------
           Matrix Equity                                           10,505
          ----------------------------------------- ---------------------------------------
           S&P 500 Index                                           56,499
          ----------------------------------------- ---------------------------------------
           Small Cap                                               10,245
          ----------------------------------------- ---------------------------------------
           Yield Plus                                              13,652
          ----------------------------------------- ---------------------------------------
           Bond Market                                             10,052
          ----------------------------------------- ---------------------------------------
           Emerging Markets                                        11,571
          ----------------------------------------- ---------------------------------------
           US Treasury Money Market                                22,464
          ----------------------------------------- ---------------------------------------
           Growth & Income                                         10,798
          ----------------------------------------- ---------------------------------------
           Intermediate                                             5,807
          ----------------------------------------- ---------------------------------------
           Prime Money Market                                      52,908
          ----------------------------------------- ---------------------------------------
           Tax Free Money Market                                    9,667
          ----------------------------------------- ---------------------------------------
           International Stock Selection                            7,042
          ----------------------------------------- ---------------------------------------
           Tuckerman Active REIT                                    4,533
          ----------------------------------------- ---------------------------------------
           International Growth Opportunities                       6,915
          ----------------------------------------- ---------------------------------------
           High Yield Bond                                          4,912
          ----------------------------------------- ---------------------------------------
           Special Equity                                           4,409
          ----------------------------------------- ---------------------------------------
           Aggressive Equity                                        4,083
          ----------------------------------------- ---------------------------------------
           IAM SHARES                                               5,877
          ----------------------------------------- ---------------------------------------
           Intermediate Municipal Bond Fund(1)                         32
          ----------------------------------------- ---------------------------------------
           All Life Solutions Funds                                     0
          ----------------------------------------- ---------------------------------------



The Board of Trustees of the State Street Master Funds are responsible for generally overseeing State Street Master Funds' business. The following table provides biographical information with respect to each trustee and officer of State Street Master Funds. As of October 1, 2001, none of the trustees was considered an "interested person" of the State Street Master Funds, as defined in the 1940 Act.

------------------------------------------- ------------------------------- ------------------------------------------
                                              POSITION WITH STATE STREET      PRINCIPAL OCCUPATION DURING THE PAST
          NAME, AGE AND ADDRESS                      MASTER FUNDS                          FIVE YEARS
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
William L. Boyan (63)                       Trustee                         Trustee of Old Mutual South Africa
------------------------------------------- ------------------------------- ------------------------------------------

--------------------------------
(1) The fund did not operate a full year during fiscal 2000.

                                       11



------------------------------------------- ------------------------------- ------------------------------------------
State Street Master Funds                                                   Equity Trust since 1983; Chairman of the
P.O. Box 1713                                                               Board of Trustees of Children's Hospital
Boston, Massachusetts  02105                                                and Children's Medical Center since 1984;
                                                                            Director of John Hancock Mutual Life
                                                                            Insurance Company, 1983 to 1998; and
                                                                            President and Chief Operations Officer
                                                                            of John Hancock Mutual Life Insurance
                                                                            Company, 1992 to 1998.
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
Michael F. Holland (56)                     Trustee and Chairman of the     Director and President of Holland &
State Street Master Funds                   Board                           Company LLC, Chairman since 1995.
P.O. Box 5049
Boston, Massachusetts  02206
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
Rina K. Spence (52)                         Trustee                         President of SpenceCare International
State Street Master Funds                                                   LLC since 1998; Chief Executive Officer
P.O. Box 5049                                                               of Consensus Pharmaceutical, Inc. 1998
Boston, Massachusetts  02206                                                to 1999; and Founder, President and
                                                                            Chief Executive Officer of Spence Center
                                                                            for Women's Health, 1994 to 1998.
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
Douglas T. Williams (60)                    Trustee                         Executive Vice President of Chase
State Street Master Funds                                                   Manhattan Bank, 1987 to 1999.  Mr.
P.O. Box 5049                                                               Williams retired in 1999.
Boston, Massachusetts  02206
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
Kathleen C. Cuocolo (48)                    President                       Executive Vice President of State Street
State Street Master Funds                                                   Bank and Trustee Company since 2000; and
P.O. Box 5049                                                               Senior Vice President of State Street
Boston, Massachusetts  02206                                                Bank and Trust Company, 1982 to 2000.
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
David James (30)                            Assistant Secretary             Associate Counsel of State Street Bank
State Street Master Funds                                                   and Trust Company since 2000; Paralegal
P.O. Box 5049                                                               Manager of PFPC, Inc., 1999-2000;
Boston, Massachusetts  02206                                                Legal Product Manager at State Street
                                                                            Bank and Trust Company 1998-1999;
                                                                            Legal Manager at Fidelity Investments,
                                                                            1996-1998.l
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
Janine L. Cohen (48)                        Treasurer                       Senior Vice President of State Street
State Street Master Funds                                                   Bank and Trust Company since 2001; and
P.O. Box 5049                                                               Vice President of State Street Bank and
Boston, Massachusetts  02206                                                Trust Company, 1992 to 2000.
------------------------------------------- ------------------------------- ------------------------------------------

------------------------------------------- ------------------------------- ------------------------------------------
Julie A. Tedesco (43)                       Secretary                       Vice President and Associate Counsel of
State Street Master Funds                                                   State Street Bank and Trust Company
P.O. Box 5049                                                               since 2000; and Counsel of First Data
Boston, Massachusetts  02206                                                Investor Services Group, Inc., 1994 to
                                                                            2000.
------------------------------------------- ------------------------------- ------------------------------------------

The By-Laws of State Street Master Funds provide that the State Street Master Funds shall indemnify each person who is or was a trustee of the State Street Master Funds against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the best interest of the State Street Master Funds. The State Street Master Funds, at its expense, provides liability insurance for the benefit of its trustees and officers.

Each trustee receives for his or her services a $20,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting.

The following table sets for the total remuneration of trustees and officers of the State Street Master Funds for the fiscal year ended December 31, 2000.



                                                                                                Total Compensation
                                                 Pension or Retirement                          from State Street
                          Aggregate              Benefits Accrued as     Estimated Annual       Master Funds Paid to
                          Compensation from      Part of State Street    Benefits Upon          Trustee
Name/Position             State Street Master    Master Funds Expenses   Retirement
                          Funds

William L. Boyan,         $32,500                $0                      $0                     $32,500
Trustee
Michael F. Holland,       $30,500                $0                      $0                     $30,500
Trustee
Rina K. Spence, Trustee   $32,500                $0                      $0                     $32,500
Douglas T. Williams,      $32,500                $0                      $0                     $32,500
Trustee


Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the fund until such time as the fund has public shareholders and therefore may be deemed a controlling person.




                     INVESTMENT ADVISORY AND OTHER SERVICES


ADVISOR


SSgA Funds Management, Inc. serves as the SSgA Funds' Investment Advisor pursuant to an Advisory Agreement dated May 1, 2001. SSgA Funds Management is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street Corporation's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

The fund currently invests all of its assets in a related portfolio that has the same investment objectives and substantially the same investment policies as the fund. As long as the fund remains completely invested in a portfolio (or any other investment company), the Advisor is not entitled to receive any investment advisory fee with respect to the fund. The fund may withdraw its investment from the related portfolio at any time if the Investment Company's Board of Trustees determines that it is in the best interests of the fund and its shareholders to do so. The Investment Company has retained the adviser as investment advisor to manage the fund's assets in the event that the fund withdraws its investment from its related portfolio.

The Advisor is also the investment adviser to each of the related portfolios pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between the Advisor and State Street Master Funds, on behalf of the portfolios. The Advisor receives an investment advisory fee with respect to each related portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Investment Company on behalf of the fund and the Advisor. The fund that invests in a related portfolio bears a proportionate part of the management fees paid by the portfolio (based on the percentage of the portfolio's assets attributable to the fund).

THE ADVISOR'S AND STATE STREET MASTER FUND'S CODES OF ETHICS. The Advisor and the State Street Master Funds have each adopted a code of ethics (the Codes of Ethics) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the provisions of the Code of Ethics, to invest in securities, including securities that may be purchased or held by the State Street Master

Funds, Advisor, Transfer Agent and Custodian. Under the Advisor's Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA Funds Management as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the Advisor's business or fiduciary responsibilities. Subject to the pre-clearance procedures contained in the Code, employees may purchase securities held by the fund. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.




ADMINISTRATOR


Frank Russell Investment Management Company serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated April 12, 1988.

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Singapore and Auckland, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items; and (6) prepare monthly fact sheets for each portfolio of the Investment Company. For these services, the Investment Company pays the Administrator an annual fee equal to (x) the sum of the products of the average daily net assets for each portfolio multiplied by the following percentages:

MONEY MARKET PORTFOLIOS

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US EQUITY PORTFOLIOS

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US FIXED INCOME PORTFOLIOS

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

INTERNATIONAL PORTFOLIOS

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

FEEDER PORTFOLIOS(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter less (y) an amount equal to the sum of distribution expenses incurred by the funds' Distributor on behalf of each fund.

In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund (except Life Solutions Funds) with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,500 per year per fund for monthly fact sheets and the use of Russell Performance Universes software product.

--------------------------------
(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by fund type, should the fund cease operating as a Feeder Portfolio.

The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

THE ADMINISTRATOR AND DISTRIBUTOR'S CODE OF ETHICS. Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.



CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company ("State Street") serves as the Custodian and Transfer Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. State Street is paid a $15,000 per year flat fee for custody and account services with respect to feeder funds. These services include but are not limited to: record, process, and validate all cash activity, including all interactions with the Master Fund; record and process shareholder and expense activity; maintain investment ledgers, income reports, and prepare daily trial balance report; ensure allocated Master Fund activity is properly reflected on the fund's general ledger; and calculate daily net asset value and report to key constituent base. State Street is reimbursed for out-of-pocket expenses at cost. These include but are not limited to postage, transfer fees, stamp duties, government taxes, wire fees, telexes, freight, telephones, etc.

For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $13.00 open account fee; $2.50 closed account fee; fund minimum per portfolio $24,000; $1.80 investor fee; and $3.00 CDSC fee. State Street is also paid the following activity based fees:
$3.00 telephone call fee; $5.00 teleservicing fee; $5.00 telephone transaction fee for purchases or redemptions; and $5.00 fulfillment fee. State Street is also paid $10.00 IRA custodial fee for annual maintenance per IRA account. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street is reimbursed by each fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the fund.

DISTRIBUTOR


Russell Fund Distributors, Inc. serves as the Distributor of fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of the Administrator. The Distributor's mailing address is One International Place, Boston, MA 02110.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS


DISTRIBUTION PLAN. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each fund has adopted an active distribution Plan providing for reimbursement for distribution expenses up to the plan limit.

In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the funds by enabling the funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a fund would have.

The Plan provides that a fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

DISTRIBUTION AND SHAREHOLDER SERVICING. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the fund and/or the Distributor may also enter into Service Agreements with financial institutions, which may include the Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the fund and or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Capital Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company; High Net Worth Services division of State Street Bank and Trust Company, and CitiStreet LLC. The purpose of the Service Agreements is to obtain shareholder services for fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.

Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with auditing standards generally accepted in the United States of America, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, MA 02110.



LEGAL COUNSEL


Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.


                       BROKERAGE PRACTICES AND COMMISSIONS


All fund transactions are placed on behalf of the fund by the Advisor. There is generally no stated commission in the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute fund transactions is usually made by the Advisor. The Advisory Agreement provides, in substance and subject to specific directions from the Investment Company's Board of Trustees, that in executing fund transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Investment Company. Ordinarily, securities will be purchased from primary markets, and the Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes the Advisor to select brokers or dealers to execute a particular transaction, including principal transactions. Also, in evaluating the best overall terms available, the Advisor may consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the funds and/or the Advisor (or its affiliates). The Advisor is authorized to cause the funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a fund transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Advisor must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which the Advisor exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

The Advisor selects brokers, including affiliates, for the purchase and sale of fund securities which in the Advisor's best judgment provide prompt and reliable execution of orders at favorable prices and reasonable commission rates. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. Research services generally include services which assist investment professionals in their investment decision-making process, including information concerning securities or indexes, performance, technical market action, pricing, risk measurement, corporate responsibility and proxy issues, in addition to political and economic developments.

With respect to brokerage commissions, if commissions are generated by a fund, the Board reviews, at least annually, the commissions paid by a fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a fund. The trustees periodically review the Advisor's performance of its responsibilities in connection with the placement of fund transactions on behalf of the funds and review the prices paid by the funds over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the funds. Certain services received by the Advisor attributable to a particular fund transaction may benefit one or more other accounts for which the Advisor exercises investment discretion, or a fund other than that for which the transaction was effected. The Advisor's fees are not reduced by the Advisor's receipt of such brokerage and research services.


                             PRICING OF FUND SHARES


Net asset value per share is calculated as of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Limited trading will be available on Columbus Day when the New York Stock Exchange is open but the Federal Reserve Bank is closed. On limited trading days, there will be no same day purchases or same day redemptions, but you may exchange between funds, and SSgA funds account representatives will be available to service your account. Early cutoff times potentially could be in effect for the Friday before the following holidays: Martin Luther King, Jr. Day, President's Day, Memorial Day, Labor Day, Columbus Day, and Veteran's Day; and the day before Independence Day and the day before and after Thanksgiving Day. Please contact your SSgA funds account representative as the dates approach.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of fund shares when the shareholder is not able to purchase or redeem fund shares. Further, because foreign securities markets may close prior to the time the fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the fund values its investment portfolio at market value. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed-income securities may be valued using prices provided by a pricing service when such prices are determined by the Custodian to reflect the market value of such securities.

International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Some international securities trade on days that the fund is not open for business. As a result, the net asset value of fund shares may fluctuate on days when fund shareholders may not buy or sell fund shares.

The fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board of Trustees determines that amortized cost does not represent market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on fund shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Investment Company filed an exemption from Section 18(f) of the 1940 Act on Form N-18-F on December 29, 1987, which may enable it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $25 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.


                                      TAXES


Each fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, each fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the fund or that does not represent more than 10% of the outstanding voting securities of any one issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

ISSUES RELATED TO HEDGING AND OPTION INVESTMENTS. A fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

FOREIGN INCOME TAXES. Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If the fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the fund. The fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

STATE AND LOCAL TAXES. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.


                         CALCULATION OF PERFORMANCE DATA


The fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:



         P(1+T) to the power of n = ERV

                  where:  P =          a hypothetical initial payment of $1,000
                          T =          average annual total return
                          n =          number of years
                        ERV =          ending redeemable value of a $1,000
                                       payment made at the beginning of the
                                       1-year, 5-year and 10-year periods at
                                       the end of the year or period

The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                             ADDITIONAL INFORMATION


SHAREHOLDER MEETINGS


Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING


Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

FEDERAL LAW AFFECTING STATE STREET


Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA FUNDS SHARES ARE NOT ENDORSED OR GUARANTEED BY STATE STREET OR ITS AFFILIATES, ARE NOT DEPOSITS OR OBLIGATIONS OF STATE STREET OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY


The Advisor has undertaken to vote proxies with respect to each fund's underlying securities holdings and retains the final authority and responsibility for such voting. The Advisor retains outside consultants for analyses of issues and to act as voting agent. General voting guidelines are followed for routine matters of corporate governance, as set by a special committee. If areas of concern are discovered, the issues are examined in detail and voted as determined to be in the best interest of the shareholder.


                              FINANCIAL STATEMENTS


Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year, which ends August 31. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits
              --------

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
1.            First Amended and Restated

              Master Trust Agreement                                                  Post-Effective Amendment #35 (12/29/95)
              (a)   Amendment No. 1                                                   Post-Effective Amendment #35 (12/29/95)
              (b)   Amendment No. 2                                                   Post-Effective Amendment #35 (12/29/95)
              (c)   Amendment No. 3                                                   Post-Effective Amendment #35 (12/29/95)
              (d)   Amendment No. 4                                                   Post-Effective Amendment #35 (12/29/95)
              (e)   Amendment No. 5                                                   Post-Effective Amendment #35 (12/29/95)
              (f)   Amendment No. 6                                                   Post-Effective Amendment #35 (12/29/95)
              (g)   Amendment No. 7                                                   Post-Effective Amendment #35 (12/29/95)
              (h)   Amendment No. 8                                                   Post-Effective Amendment #35 (12/29/95)
              (i)   Amendment No. 9                                                   Post-Effective Amendment #40 (4/10/97)
              (j)   Amendment No. 10                                                  Post-Effective Amendment #43 (2/4/98)
              (k)   Amendment No. 11                                                  Post-Effective Amendment #47 (9/1/98)
              (l)   Amendment No. 12                                                  Post-Effective Amendment #50 (3/15/99)
              (m)   Amendment No. 13                                                  Post-Effective Amendment #56 (5/31/00)
              (n)   Amendment No. 14                                                  Post-Effective Amendment #62 (8/1/01)
              (o)   Amendment No. 15                                                  Post-Effective Amendment #62 (8/1/01)
              (p)   Amendment No. 16                                                  Exhibit 1(p)

2.            Bylaws                                                                  Post-Effective Amendment #42 (12/24/97)

3.            Instruments Defining Rights of Security Holders                         None
4.            Deferred Compensation Plan                                              Post-Effective Amendment #50 (3/15/99)

5(a)          Investment Advisory Agreement                                           Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Investment Advisory Agreement
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Investment Advisory Agreement
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Investment Advisory Agreement
(e)           Letter agreement incorporating the Emerging markets Fund                Post-Effective Amendment #35 (12/29/95)
              and the Prime Money Market Fund within the Investment
              Advisory Agreement
(f)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Investment Advisory Agreement
(g)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Investment Advisory Agreement
(h)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Investment Advisory Agreement
(i)           Letter agreement incorporating the SSgA Special,                        Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Investment Advisory Agreement
(j)           Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Investment Advisory Agreement
(k)           Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Investment Advisory Agreement
(l)           Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Investment Advisory Agreement
(m)           Investment Advisory Agreement with SSgA Funds Management, Inc.          Post-Effective Amendment #62 (8/1/01)
(n)           Amendment No. 1 to Investment Advisory Agreement                        Exhibit 5(n)
(o)           Investment Sub-Advisory Agreement Between SSgA Funds
              Management, Inc. and The Tuckerman Group LLC                            Exhibit 5(o)
6.            Distribution Agreements
(a)           Distribution Agreement (Class A Shares)                                 Post-Effective Amendment #35 (12/29/95)
(a)(i)        Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Distribution Agreement
(a)(ii)       Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Distribution Agreement

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(a)(iii)      Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Distribution Agreement
(a)(iv)       Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Distribution
              Agreement
(a)(v)        Letter agreement incorporating the Class A shares of the                Post-Effective Amendment #35 (12/29/95)
              Tax Free Money Market Fund within the Distribution Agreement
(a)(vi)       Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Distribution Agreement
(a)(vii)      Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Distribution Agreement
(a)(viii)     Letter agreement incorporating the Special Small Cap,                   Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Distribution Agreement
(a)(ix)       Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Distribution Agreement
(a)(x)        Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Distribution Agreement
(a)(xi)       Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Distribution Agreement
(a)(xii)      Letter Agreement incorporating the SSgA MSCI EAFE Index Fund
              within the Distribution Agreement                                       Exhibit 6(a)(xii)
(b)           Distribution Agreement (regarding Class B Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(b)(i)        Letter agreement incorporating the Class B Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(c)           Distribution Agreement (regarding Class C Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(c)(i)        Letter Agreement incorporating the Class C Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement

7.            Bonus, profit sharing, or pension plans                                 None

8.(a)         Custodian Contract                                                      Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Fund into the Custodian Contract
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds into the Custodian
              Contract
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds into the Custodian Contract
(e)           Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds into the Custodian Contract
(f)           Fee Schedule, dated February 17, 1994, to Custodian                     Post-Effective Amendment #35 (12/29/95)
              Contract
(g)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund into the Custodian Contract
(h)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds into the
              Custodian Contract
(i)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds into the
              Custodian Contract
(j)           Letter agreement incorporating the Special,                             Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds into the Custodian Contract

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(k)           Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund into the Custodian Contract
(l)           Letter agreement incorporating the IAM SHARES Fund into                 Post-Effective Amendment #51 (5/28/99)
              the Custodian Contract
(m)           Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund into the Custodian Contract
(n)           Amendment to Custodian Contract to incorporate changes to               Post-Effective Amendment #62 (8/1/01)
              Rules 17f-5 and 17f-7
(o)           Letter Agreement incorporating the MSCI EAFE Index Fund                 Exhibit 8(o)
              into the Custodian Contract
9(a)(i)       Transfer Agency and Service Agreement                                   Post-Effective Amendment #35 (12/29/95)
(a)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Transfer Agency and Service
              Agreement
(a)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Transfer Agency and Service Agreement
(a)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Transfer Agency and Service
              Agreement
(a)(v)        Letter agreement incorporating the Emerging markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Transfer Agency and
              Service Agreement
(a)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Transfer Agency and Service Agreement
(a)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Transfer Agency and Service Agreement
(a)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Transfer Agency and Service Agreement
(a)(ix)       Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Transfer Agency and Service Agreement
(a)(x)        Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Transfer Agency and Service Agreement
(a)(xi)       Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Transfer Agency and Service Agreement
(a)(xii)      Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Transfer Agency and Service Agreement
(a)(xiii)     Letter Agreement incorporating the MSCI EAFE Index Fund                 Exhibit 9(a)(xiii)
              within the Transfer Agency and Service Agreement
(b)(i)        Administration Agreement                                                Post-Effective Amendment #35 (12/29/95)
(b)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Administration Agreement
(b)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Administration Agreement
(b)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Administration Agreement
(b)(v)        Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Administration
              Agreement
(b)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Administration Agreement
(b)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Administration Agreement
(b)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #35 (12/29/95)
              Growth, Balanced and Income and Growth Funds within the
              Administration Agreement
(b)(ix)       Amendment No. 4 to the Administration Agreement between                 Post-Effective Amendment #41 (6/2/97)
              Frank Russell Investment Management Company and SSgA
              Funds

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(b)(x)        Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Administration Agreement
(b)(xi)       Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Administration Agreement
(b)(xii)      Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Administration Agreement
(b)(xiii)     Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Administration Agreement
(b)(xiv)      Letter agreement incorporating the MSCI EAFE Index Fund                 Exhibit 9(b)(xiv)
              within the Administration Agreement
10.           Opinion of Counsel
(a)           Relating to The Seven Seas Series Money Market Fund                     Post-Effective Amendment #42 (12/24/97)
(b)           Relating to The Seven Seas Series US Government Money                   Post-Effective Amendment #42 (12/24/97)
              Market Fund
(c)           Relating to The Seven Seas Series S&P 500 Index, S&P                    Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix Equity, International European
              Index, International Pacific Index and Short Term
              Government Securities Funds
(d)           Relating to The Seven Seas Series Yield Plus and Bond                   Post-Effective Amendment #42 (12/24/97)
              Market Funds
(e)           Relating to The Seven Seas Series US Treasury Money                     Post-Effective Amendment #42 (12/24/97)
              Market and Treasury Obligations Funds
(f)           Relating to The Seven Seas Series Growth and Income and                 Post-Effective Amendment #42 (12/24/97)
              Intermediate Funds
(g)           Relating to The Seven Seas Series Emerging Markets and                  Post-Effective Amendment #42 (12/24/97)
              Prime Money Market Funds
(h)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Money Market and US Government Money
              Market Funds
(i)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Tax Free Money Market Funds
(j)           Relating to The Seven Seas Series Real Estate Equity Fund               Post-Effective Amendment #42 (12/24/97)
(k)           Relating to the SSgA Life Solutions Growth, Balanced and                Post-Effective Amendment #41 (6/2/97)
              Income and Growth Funds
(l)           Relating to the Special, International Growth                           Post-Effective Amendment #45  (4/28/98)
              Opportunities and High Yield Bond Funds
(m)           Relating to the Aggressive Equity Fund                                  Post-Effective Amendment #47 (9/1/98)
(n)           Relating to the IAM SHARES Fund                                         Post-Effective Amendment #51 (5/28/99)
(o)           Relating to the Intermediate Municipal Bond Fund                        Post-Effective Amendment #56 (5/31/00)

11.           Other Opinions:  Consent of Independent Accountants                     Post-Effective Amendment #61 (12/19/00)

12.           Financial Statements Omitted from Item 23                               None

13.           Letter of Investment Intent
(a)           The Seven Seas Series Money Market Fund                                 Post-Effective Amendment #42 (12/24/97)
(b)           The Seven Seas Series US Government Money Market Fund                   Post-Effective Amendment #42 (12/24/97)
(c)           The Seven Seas Series Government Securities, Index,                     Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix, European Index and Pacific Index
              Funds
(d)           The Seven Seas Series Yield Plus and Bond Market Funds                  Post-Effective Amendment #42 (12/24/97)
(e)           The Seven Seas Series US Treasury Money Market and                      Post-Effective Amendment #42 (12/24/97)
              Treasury Obligations Funds
(f)           The Seven Seas Series Growth and Income and Intermediate                Post-Effective Amendment #42 (12/24/97)
              Funds
(g)           The Seven Seas Series Emerging Markets and Prime Money                  Post-Effective Amendment #42 (12/24/97)
              Market Funds
(h)           Class B and C Shares of The Seven Seas Series Money                     Post-Effective Amendment #42 (12/24/97)
              Market and US Government Money Market Funds
(i)           The Seven Seas Series Tax Free Money Market Fund (Class                 Post-Effective Amendment #42 (12/24/97)
              A, B and C Shares)

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(j)           The Seven Seas Series Active International Fund                         Post-Effective Amendment #42 (12/24/97)
(k)           SSgA Life Solutions Growth, Balanced and Income and                     Post-Effective Amendment #41 (6/2/97)
              Growth Funds
(l)           SSgA Special, International Growth Opportunities and                    Post-Effective Amendment #45  (4/28/98)
              High Yield Bond Funds
(m)           SSgA Aggressive Equity Fund                                             Post-Effective Amendment #47 (9/1/98)
(n)           SSgA IAM SHARES Fund                                                    Post-Effective Amendment #51 (5/28/99)
(o)           SSgA Intermediate Municipal Bond Fund                                   Post-Effective Amendment #56 (5/31/00)
(p)           SSgA MSCI EAFE Index Fund                                               Exhibit 13(p)
14.           Prototype Retirement Plan                                               None

15.           Distribution Plans pursuant to Rule 12b-1
(a)           Plan of Distribution for the government Securities,                     Post-Effective Amendment #35 (12/29/95)
              Index, Midcap Index, Matrix, European Index and Pacific
              Index Funds as approved by the Board of Trustees
(a)(i)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Yield Plus and Bond Market Funds into the Plan
(a)(ii)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Money Market and US Government Money Market Funds into
              the Plan (Class A Shares)
(a)(iii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              US Treasury Money Market and US Treasury Obligations
              Funds into the Plan
(a)(iv)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Growth and Income and Intermediate Funds into the Plan
(a)(v)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Emerging Markets and Prime Money Market Funds into the
              Plan
(a)(vi)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Class A Shares of the Tax Free Money Market Fund into
              the Plan
(a)(vii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Small Cap, Active International and Real Estate Equity
              Funds into the Plan
(a)(viii)     Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #41 (6/2/97)
              Life Solutions Growth, Balanced and Income and Growth
              Funds into the Plan
(a)(ix)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #45  (4/28/98)
              Special, International Growth Opportunities and High
              Yield Bond Funds into the Plan
(a)(x)        Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #47 (9/1/98)
              Aggressive Equity Fund in the Plan
(a)(xi)       Addendum to Plan of Distribution incorporating the IAM                  Post-Effective Amendment #51 (5/28/99)
              SHARES Fund into the Plan
(a)(xii)      Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #56 (5/31/00)
              Intermediate Municipal Bond Fund into the Plan
(a)(xiii)     Addendum to Plan of Distribution incorporating the                      Exhibit 15(a)(xiii)
              MSCI EAFE Index Fund into the Plan
(b)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class B Shares) as
              approved by the Board of Trustees
(b)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class B Shares of the Tax Free Money Market Fund
(c)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class C Shares) as
              approved by the Board of Trustees
(c)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class C Shares of the Tax Free Money Market Fund
(d)           Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company
(d)(i)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Brokerage Services, Inc.
(d)(ii)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Bank and Trust Company,
              Metropolitan Division of Commercial Banking Services

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(d)(iii)      Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company Retirement
              Investment Services Division
(d)(iv)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Solutions
(d)(v)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #50 (3/15/99)
              Funds and Global Cash Management Division of State
              Street Bank and Trust Company
(d)(vi)       Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Bank and Trust Company High Net
              Worth Services Division                                                 Exhibit 15(d)(vi)
(d)(vii)      Assignment Agreement and Amendment No. 3 to
              Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Capital Markets LLC                              Exhibit 15(d)(vii)
(d)(viii)     Shareholder Servicing Agreement, by and between SSgA
              Funds and CitiStreet LLC                                                Exhibit 15(d)(viii)
(e)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class B Shares) as approved by the Board of Trustees
(f)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class C Shares) as approved by the Board of Trustees

16.           Code of Ethics

              (a)   Relating to the Registrant, Principal Underwriter                 Post-Effective Amendment #56 (5/31/00)
                    and Administrator
              (b)   Relating to the Investment Advisor                                Post-Effective Amendment #61 (12/19/00)
17.           Financial Data Schedule                                                 Post-Effective Amendment #60 (10/20/00)

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None


Item 25.  Indemnification
          ---------------

          Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

          The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

          The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

          "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

SSgA Funds Management, Inc., ("SFM") serves as investment advisor to the Registrant. SFM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SFM, State Street Bank and Trust Company ("State Street") and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


Name                         Capacity With Advisor        Business Name and Address
Gustaff V. Fish, Jr.         President & Director         Two International Place, Boston, MA
                                                          Principal, State Street Bank and Trust Company, Boston, MA

Thomas P. Kelly              Treasurer                    Two International Place, Boston, MA
                                                          Principal, State Street Bank and Trust Company, Boston, MA

Mark J. Duggan               Chief Legal Officer          Two International Place, Boston, MA
                                                          Principal, State Street Bank and Trust Company, Boston, MA

Peter A. Ambrosini           Chief Compliance Officer     Two International Place, Boston, MA
                                                          Principal, State Street Bank and Trust Company, Boston, MA

Timothy Harbert              Director                     Two International Place, Boston, MA
                                                          Executive  Vice   President,   State  Street  Bank  and  Trust
                                                          Company, Boston, MA

Mitchell H. Shames           Director                     Two International Place, Boston, MA
                                                          Principal, State Street Bank and Trust Company, Boston, MA

Agustin Fleites              Director                     Two International Place, Boston, MA
                                                          Principal, State Street Bank and Trust Company, Boston, MA

Item 27.  Principal Underwriters
          ----------------------

     (a) Russell Fund Distributors, Inc., also acts as principal underwriter for Frank Russell Investment Company.

     (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


 NAME AND PRINCIPAL                  POSITION AND OFFICES                        POSITION WITH
  BUSINESS ADDRESS*                    WITH UNDERWRITER                           REGISTRANT
Lynn L. Anderson                   Director and CEO                        Trustee, Chairman of the Board,
                                                                           and President

Carla L. Anderson                  Assistant Secretary                     Assistant Secretary

Leonard P. Brennan                 Director                                None

Karl J. Ege                        Secretary and General Counsel           None

J. David Griswold                  President and Associate                 Vice President and Secretary
                                   General Counsel

Linda L. Gutmann                   Treasurer and Controller                None

John C. James                      Assistant Secretary                     None

Randall P. Lert                    Director                                None

Gregory J. Lyons                   Assistant Secretary                     None

B. James Rohrbacher                Director, Compliance & Internal         Chief Compliance Officer
                                   Audit, Chief Compliance Officer


*Address of all individuals:  909 A Street, Tacoma, Washington 98402

Item 28.  Location of Accounts and Records
          --------------------------------

          The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 63 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of September, 2001.


                               By:      /s/ Lynn L. Anderson
                                  -------------------------------------
                                        Lynn L. Anderson, President and
                                        Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on September 28, 2001.


/s/ Lynn L. Anderson                                President and Chairman
--------------------------------------------        of the Board
Lynn L. Anderson

/s/ Steven J. Mastrovich                            Trustee
--------------------------------------------
Steven J. Mastrovich

/s/ William L. Marshall                             Trustee
--------------------------------------------
William L. Marshall

/s/ Patrick J. Riley                                Trustee
--------------------------------------------
Patrick J. Riley

/s/ Richard D. Shirk                                Trustee
--------------------------------------------
Richard D. Shirk

/s/ Bruce D. Taber                                  Trustee
--------------------------------------------
Bruce D. Taber

/s/ Henry W. Todd                                   Trustee
--------------------------------------------
Henry W. Todd


/s/ Mark E. Swanson                                 Treasurer
--------------------------------------------
Mark E. Swanson

                                   SIGNATURES

         This Registration Statement contains certain disclosures regarding State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Registration Statement on Form N-1A of SSgA Funds (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on September 28, 2001. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                                  STATE STREET MASTER FUNDS

                                  By:      /s/Kathleen Cuocolo
                                           -------------------
                                           Kathleen Cuocolo
                                           President, State Street Master Funds

         This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on September 28, 2001. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                                   TITLE

/s/Kathleen Cuocolo                         President (Principal Executive
------------------------------------        Officer), State Street Master Funds
Kathleen Cuocolo

/s/Janine Cohen                             Treasurer (Principal Accounting
------------------------------------        Officer), State Street Master Funds
Janine Cohen

/s/William L. Boyan*                        Trustee, State Street Master Funds
------------------------------------
William L. Boyan

/s/Michael F. Holland*                      Trustee, State Street Master Funds
------------------------------------
Michael F. Holland

/s/Rina K. Spence*                          Trustee, State Street Master Funds
------------------------------------
Rina K. Spence

/s/Douglas T. Williams*                     Trustee, State Street Master Funds
------------------------------------
Douglas T. Williams

*By:     /s/Julie A. Tedesco
         ---------------------------
         Julie A. Tedesco
         as Attorney-in-Fact pursuant to Powers of Attorney

                                  EXHIBIT INDEX

                               NAME OF EXHIBIT                                  EXHIBIT NUMBER
Amendment No. 16 to First Amended and Restated Master Trust Agreement           1(p)

Amendment No. 1 to Investment Advisory Agreement                                5(n)

Investment Sub-Advisory Agreement between SSgA Funds Management, Inc. and The   5(o)
Tuckerman Group LLC

Letter agreement incorporating the MSCI EAFE Index Fund within the              6(a)(xii)
Distribution Agreement

Letter agreement incorporating the MSCI EAFE Index Fund within the Custodian    8(o)
Contract

Letter agreement incorporating the MSCI EAFE Index Fund within the Transfer     9(a)(xiii)
Agency and Service Agreement

Letter agreement incorporating the MSCI EAFE Index Fund within the              9(b)(xiv)
Administration Agreement

Letter of Investment Intent for the MSCI EAFE Index Fund                        13(p)

Addendum of Plan of Distribution incorporating the MSCI EAFE Index Fund into    15(a)(xiii)
the Plan

Shareholder Servicing Agreement, by and between SSgA Funds and State Street     15(d)(vi)
Bank and Trust Company High Net Worth Services Division

Assignment Agreement and Amendment No. 3 to Shareholder Servicing Agreement,    15(d)(vii)
by and between SSgA Funds and State Street Capital Markets LLC

Shareholder Servicing Agreement, by and between SSgA Funds and CitiStreet LLC   15(d)(viii)